Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In this section, as required by Section 953(b) of the Dodd-
Frank
Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about “compensation actually paid” and the financial performance of the Company. The following table shows, for the past three fiscal years, the total compensation as reported in the Summary Compensation Table for our co-chief executive officers and the average for our other NEOs, the compensation actually paid to our co-CEOs and, on an average basis, our other NEOs, our Total Shareholder Return (“TSR”), our Peer Group TSR, our Net Income, and our company-selected measure for fiscal year 2023, Operating Income. To determine compensation actually paid, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table, as the SEC’s rule for calculating compensation actually paid emphasize the changes in fair value of equity awards under applicable financial accounting standards (as further detailed in footnotes below.

Year	Summary Compensation Table Total for Co-PEO Adair (1)	Summary Compensation Table Total for Co-PEO Liaw (2)		Comp Actually Paid to Co-PEO Adair (3)		Comp Actually Paid to Co-PEO Liaw (3)			Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Comp Actually Paid to Non-PEO NEOs (3)		Value of Initial Fixed $100 Investment Based On:		Net Income $M	Standalone Copart Operating Income $M 4
												Copart TSR $ (13)	NASDAQ Industrial Index $ (13)

2023	$384,576		$2,009,000	$18,077,203	(5)		$26,392,599	(8)	$3,526,831	$2,073,099	(10)	189.58	106.91	$1,237,741	$1,486,569

2022	$265,134		$30,997,606	$(9,502,692	) (6)		$28,889,641	(9)	$359,978	$(2,285,817)	(11)	137.37	102.33	$1,090,130	$1,374,997

2021	$490,647	$	N/A	$39,256,073	(7)	$	N/A		$7,759,696	$18,469,181	(12)	157.64	125.18	$936,495	$1,136,426
(1)	Mr. Adair, in his capacity as co-chief executive officer, is the company’s co-principal executive officer for the years 2022 and 2023, and the company’s principal executive officer for 2021.
(2)	Mr. Liaw, in his capacity as co-chief executive officer, is the company’s co-principal executive officer for the years 2022 and 2023.
(3)
Reflects the value of the equity calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. We estimate the fair values for stock options using the Black-Scholes -Merton option pricing model, for strictly time-based options, and the Hull-White binomial lattice and a Monte Carlo simulation for performance-based stock options. The assumptions used for purposes of calculating fair values of options as of the vest date or fiscal year-end
date are the same as the assumptions used for purposes of calculating the grant date fair value of options, except that we determine expected lives of options based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest date or fiscal year-end
date, and the risk-free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life, as of the vest date or fiscal year-end
date.

(4)
The remaining
non-PEO
named executive officers are (i) for fiscal 2021, Jeffrey Liaw and John North, (ii) for fiscal 2022, John North, and (iii) for fiscal 2023, Leah C. Stearns, Gavin Renfrew, and John North. Compensation for our
non-PEO
named executive officers reflects the amounts in the summary compensation table for the respective years.

(5)
Adjustments to total compensation for Mr. Adair for fiscal 2023 as reported in the summary compensation table consist of: (a) $
0
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
17,692,627
increase based on the fair value of equity awards granted in fiscal 2023 that remained outstanding and unvested as of July 31, 2023; (c) $
15,613,746
increase deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2023, determined based on the change in fair value of such awards from July 31, 2023, to July 31, 2023; and (d) $
2,078,881
increase for awards granted in prior fiscal years that vested in fiscal 2023, determined based on the change in fair value of such awards from July 31, 2022, to the vest date.

(6)
Adjustments to total compensation for Mr. Adair for fiscal 2022 as reported in the summary compensation table consist of: (a) $
0
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
9,767,826
decrease based on the fair value of equity awards granted in fiscal 2022 that remained outstanding and unvested as of July 31, 2022; (c) $
7,367,408
deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2022, determined based on the change in fair value of such awards from July 31, 2021, to July 31, 2022; and (d)
$
2,400,418
deduction for awards granted in prior fiscal years that vested in fiscal 2022, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

(7)
Adjustments to total compensation for Mr. Adair for fiscal 2021 as reported in the summary compensation table consist of: (a) $
0
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
38,765,426
increase based on the fair value of equity awards granted in fiscal 2021 that remained outstanding and unvested as of July 31, 2021; (c) $
33,201,072
increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2021, determined based on the change in fair value of such awards from

July 31, 2020, to July 31, 2021; and (d) $
5,564,354
increase for awards granted in prior fiscal years that vested in fiscal 2021, determined based on the change in fair value of such awards from July 31, 2020, to the vest date.

(8)
Adjustments to total compensation for Mr. Liaw for fiscal 2023 as reported in the summary compensation table consist of: (a) $
0
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
24,383,599
increase based on the fair value of equity awards granted in fiscal 2023 that remained outstandin
g and
unvested as of July 31, 2023; (c) $
20,842,523
increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2023, determined based on the change in fair value of such awards from July 31, 2022, to July 31, 2023; (d) $
3,541,076
increase for awards granted in prior fiscal years that vested in fiscal 2023, determined based on the change in fair value of such awards from July 31, 2022, to the vest date.

(9)
Adjustments to total compensation for Mr. Liaw for fiscal 2022 as reported in the summary compensation table consist of: (a) $
29,362,547
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
27,254,582
increase based on the fair value of equity awards granted in fiscal 2022 that remained outstanding and unvested as of July 31, 2022; (c) $
31,386,290
increase for
year-end
value of unvested prior year grant, and $
2,388,565
deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2022, determined based on the change in fair value of such awards from July 31, 2021, to July 31, 2022; (d) $
1,743,143
deduction for awards granted in prior fiscal years that vested in fiscal 2022, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

(10)
Adjustments to the
non-PEO
named executive officers’ average total compensation for fiscal 2023 as reported in the summary compensation table consist of: (a) $
3,059,232
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
1,605,500
increase based on the fair value of equity awards granted in fiscal 2023 that remained outstanding and unvested as of July 31, 2023; (c) $
4,468,612
increase for
year-end
value of unvested current year grant, and $
2,904,515
deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2023, determined based on the change in fair value of such awards from July 31, 2022, to July 31, 2023; (d) $
41,403
increase for awards granted in prior fiscal years that vested in fiscal 2023, determined based on the change in fair value of such awards from July 31, 2022, to the vest date.

(11)
Adjustments to the
non-PEO
named executive officers’ average total compensation for fiscal 2022 as reported in the summary compensation table consist of: (a) $
0
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
2,645,795
deduction based on the fair value of equity awards granted in fiscal 2022 that remained outstanding and unvested as of July 31, 2022; (c) $
1,930,916
deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2022, determined based on the change in fair value of such awards from July 31, 2021, to July 31, 2022; (d) $
714,879
deduction for awards granted in prior fiscal years that vested in fiscal 2022, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

(12)
Adjustments to the
non-PEO
named executive officers’ average total compensation for fiscal 2021 as reported in the summary compensation table consist of: (a) $
6,744,231
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
17,453,716
increase based on the fair value of equity awards granted in fiscal 2021 that remained outstanding and unvested as of July 31, 2021; (c) $
13,246,759
increase for
year-end
value of unvested prior year grant, and $
3,236,781
increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2021, determined based on the change in fair value of such awards from July 31, 2020, to July 31, 2021; (d) $
970,176
increase for awards granted in prior fiscal years that vested in fiscal 2021, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

(13)
Peer group “TSR” represents the cumulative TSR for the company and the Peer Group TSR represents the cumulative TSR of the Nasdaq Industrial index (which is the peer group we used for the stock performance graph required by item 201
€
of Regulation S-K included in our annual report on Form 10-k for the fiscal year ended July 31, 2023,), as applicable, over the period beginning July 31, 2020, and ending as of the last day of fiscal 2021, fiscal 2022, or fiscal 2023, as applicable, as calculated in the manner prescribed by item 201(e) of Regulation S-K.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote	The remaining
non-PEO
named executive officers are (i) for fiscal 2021, Jeffrey Liaw and John North, (ii) for fiscal 2022, John North, and (iii) for fiscal 2023, Leah C. Stearns, Gavin Renfrew, and John North. Compensation for our
non-PEO
	named executive officers reflects the amounts in the summary compensation table for the respective years.
Adjustment To PEO Compensation, Footnote
(5)
Adjustments to total compensation for Mr. Adair for fiscal 2023 as reported in the summary compensation table consist of: (a) $
0
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
17,692,627
increase based on the fair value of equity awards granted in fiscal 2023 that remained outstanding and unvested as of July 31, 2023; (c) $
15,613,746
increase deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2023, determined based on the change in fair value of such awards from July 31, 2023, to July 31, 2023; and (d) $
2,078,881
increase for awards granted in prior fiscal years that vested in fiscal 2023, determined based on the change in fair value of such awards from July 31, 2022, to the vest date.

(6)
Adjustments to total compensation for Mr. Adair for fiscal 2022 as reported in the summary compensation table consist of: (a) $
0
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
9,767,826
decrease based on the fair value of equity awards granted in fiscal 2022 that remained outstanding and unvested as of July 31, 2022; (c) $
7,367,408
deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2022, determined based on the change in fair value of such awards from July 31, 2021, to July 31, 2022; and (d)
$
2,400,418
deduction for awards granted in prior fiscal years that vested in fiscal 2022, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

(7)
Adjustments to total compensation for Mr. Adair for fiscal 2021 as reported in the summary compensation table consist of: (a) $
0
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
38,765,426
increase based on the fair value of equity awards granted in fiscal 2021 that remained outstanding and unvested as of July 31, 2021; (c) $
33,201,072
increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2021, determined based on the change in fair value of such awards from

July 31, 2020, to July 31, 2021; and (d) $
5,564,354
increase for awards granted in prior fiscal years that vested in fiscal 2021, determined based on the change in fair value of such awards from July 31, 2020, to the vest date.

(8)
Adjustments to total compensation for Mr. Liaw for fiscal 2023 as reported in the summary compensation table consist of: (a) $
0
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
24,383,599
increase based on the fair value of equity awards granted in fiscal 2023 that remained outstandin
g and
unvested as of July 31, 2023; (c) $
20,842,523
increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2023, determined based on the change in fair value of such awards from July 31, 2022, to July 31, 2023; (d) $
3,541,076
increase for awards granted in prior fiscal years that vested in fiscal 2023, determined based on the change in fair value of such awards from July 31, 2022, to the vest date.

(9)
Adjustments to total compensation for Mr. Liaw for fiscal 2022 as reported in the summary compensation table consist of: (a) $
29,362,547
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
27,254,582
increase based on the fair value of equity awards granted in fiscal 2022 that remained outstanding and unvested as of July 31, 2022; (c) $
31,386,290
increase for
year-end
value of unvested prior year grant, and $
2,388,565
deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2022, determined based on the change in fair value of such awards from July 31, 2021, to July 31, 2022; (d) $
1,743,143
deduction for awards granted in prior fiscal years that vested in fiscal 2022, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

Non-PEO NEO Average Total Compensation Amount	$ 3,526,831	$ 359,978	$ 7,759,696
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,073,099	(2,285,817)	18,469,181
Adjustment to Non-PEO NEO Compensation Footnote
(10)
Adjustments to the
non-PEO
named executive officers’ average total compensation for fiscal 2023 as reported in the summary compensation table consist of: (a) $
3,059,232
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
1,605,500
increase based on the fair value of equity awards granted in fiscal 2023 that remained outstanding and unvested as of July 31, 2023; (c) $
4,468,612
increase for
year-end
value of unvested current year grant, and $
2,904,515
deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2023, determined based on the change in fair value of such awards from July 31, 2022, to July 31, 2023; (d) $
41,403
increase for awards granted in prior fiscal years that vested in fiscal 2023, determined based on the change in fair value of such awards from July 31, 2022, to the vest date.

(11)
Adjustments to the
non-PEO
named executive officers’ average total compensation for fiscal 2022 as reported in the summary compensation table consist of: (a) $
0
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
2,645,795
deduction based on the fair value of equity awards granted in fiscal 2022 that remained outstanding and unvested as of July 31, 2022; (c) $
1,930,916
deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2022, determined based on the change in fair value of such awards from July 31, 2021, to July 31, 2022; (d) $
714,879
deduction for awards granted in prior fiscal years that vested in fiscal 2022, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

(12)
Adjustments to the
non-PEO
named executive officers’ average total compensation for fiscal 2021 as reported in the summary compensation table consist of: (a) $
6,744,231
deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $
17,453,716
increase based on the fair value of equity awards granted in fiscal 2021 that remained outstanding and unvested as of July 31, 2021; (c) $
13,246,759
increase for
year-end
value of unvested prior year grant, and $
3,236,781
increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2021, determined based on the change in fair value of such awards from July 31, 2020, to July 31, 2021; (d) $
970,176
increase for awards granted in prior fiscal years that vested in fiscal 2021, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid compared to TSR, net income, and adjusted operating income.
Compensation actually paid to our
co-chief
executive officer A. Jayson Adair (i) decreased in fiscal 2022 by $48,758,765, or 124%, from $39,256,073 in fiscal 2021 to $(9,502,692) in fiscal 2022, and (ii) increased in fiscal 2023 by $27,579,895, or 290%, from $(9,502,692) in fiscal 2022 to $18,077,203 in fiscal 2023. Compensation actually paid to our co-chief
executive officer Jeffrey Liaw (i) decreased in fiscal 2023 by $2,497,042, or 9%, from $28,889,641 in fiscal 2022 to $26,392,599 in fiscal 2023. Average compensation actually paid to the remaining non-PEO
named executive officers (i) decreased in fiscal 2022 by $20,754,999, or 112%, from $18,469,181 in fiscal 2021 to $(2,285,818) in fiscal 2022, and (ii) increased in fiscal 2023 by $4,358,917, or 191%, from $(2,285,818) in fiscal 2022 to $2,073,099 in fiscal 2023. Our cumulative TSR (i) decreased in fiscal 2022 by $20.27, or 13%, from $157.64 as of the end of fiscal 2021 to

$137.37 as of the end of fiscal 2022, and (i) increased in fiscal 2023 by $52.21, or 38%, from $137.37 as of the end of fiscal 2022 to $189.58 as of the end of fiscal 2023. Our net income increased in fiscal 2022 by $153,635, or 16%, from $936,495 in fiscal 2021 to $1,090,130 in fiscal 2023, and (i) increased in fiscal 2023 by $147,611, or 14%, from $1,090,130 in fiscal 2022 to $1,237,741 in fiscal 2023. Our operating income increased in fiscal 2022 by $238,571, or 21%, from $1,136,426 in fiscal 2021 to $1,374,997 in fiscal 2023, and (i) increased in fiscal 2023 by $111,572, or 8%, from $1,374,997 in fiscal 2022 to $1,486,569 in fiscal 2023.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid compared to TSR, net income, and adjusted operating income.
Compensation actually paid to our
co-chief
executive officer A. Jayson Adair (i) decreased in fiscal 2022 by $48,758,765, or 124%, from $39,256,073 in fiscal 2021 to $(9,502,692) in fiscal 2022, and (ii) increased in fiscal 2023 by $27,579,895, or 290%, from $(9,502,692) in fiscal 2022 to $18,077,203 in fiscal 2023. Compensation actually paid to our co-chief
executive officer Jeffrey Liaw (i) decreased in fiscal 2023 by $2,497,042, or 9%, from $28,889,641 in fiscal 2022 to $26,392,599 in fiscal 2023. Average compensation actually paid to the remaining non-PEO
named executive officers (i) decreased in fiscal 2022 by $20,754,999, or 112%, from $18,469,181 in fiscal 2021 to $(2,285,818) in fiscal 2022, and (ii) increased in fiscal 2023 by $4,358,917, or 191%, from $(2,285,818) in fiscal 2022 to $2,073,099 in fiscal 2023. Our cumulative TSR (i) decreased in fiscal 2022 by $20.27, or 13%, from $157.64 as of the end of fiscal 2021 to

$137.37 as of the end of fiscal 2022, and (i) increased in fiscal 2023 by $52.21, or 38%, from $137.37 as of the end of fiscal 2022 to $189.58 as of the end of fiscal 2023. Our net income increased in fiscal 2022 by $153,635, or 16%, from $936,495 in fiscal 2021 to $1,090,130 in fiscal 2023, and (i) increased in fiscal 2023 by $147,611, or 14%, from $1,090,130 in fiscal 2022 to $1,237,741 in fiscal 2023. Our operating income increased in fiscal 2022 by $238,571, or 21%, from $1,136,426 in fiscal 2021 to $1,374,997 in fiscal 2023, and (i) increased in fiscal 2023 by $111,572, or 8%, from $1,374,997 in fiscal 2022 to $1,486,569 in fiscal 2023.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid compared to TSR, net income, and adjusted operating income.
Compensation actually paid to our
co-chief
executive officer A. Jayson Adair (i) decreased in fiscal 2022 by $48,758,765, or 124%, from $39,256,073 in fiscal 2021 to $(9,502,692) in fiscal 2022, and (ii) increased in fiscal 2023 by $27,579,895, or 290%, from $(9,502,692) in fiscal 2022 to $18,077,203 in fiscal 2023. Compensation actually paid to our co-chief
executive officer Jeffrey Liaw (i) decreased in fiscal 2023 by $2,497,042, or 9%, from $28,889,641 in fiscal 2022 to $26,392,599 in fiscal 2023. Average compensation actually paid to the remaining non-PEO
named executive officers (i) decreased in fiscal 2022 by $20,754,999, or 112%, from $18,469,181 in fiscal 2021 to $(2,285,818) in fiscal 2022, and (ii) increased in fiscal 2023 by $4,358,917, or 191%, from $(2,285,818) in fiscal 2022 to $2,073,099 in fiscal 2023. Our cumulative TSR (i) decreased in fiscal 2022 by $20.27, or 13%, from $157.64 as of the end of fiscal 2021 to

$137.37 as of the end of fiscal 2022, and (i) increased in fiscal 2023 by $52.21, or 38%, from $137.37 as of the end of fiscal 2022 to $189.58 as of the end of fiscal 2023. Our net income increased in fiscal 2022 by $153,635, or 16%, from $936,495 in fiscal 2021 to $1,090,130 in fiscal 2023, and (i) increased in fiscal 2023 by $147,611, or 14%, from $1,090,130 in fiscal 2022 to $1,237,741 in fiscal 2023. Our operating income increased in fiscal 2022 by $238,571, or 21%, from $1,136,426 in fiscal 2021 to $1,374,997 in fiscal 2023, and (i) increased in fiscal 2023 by $111,572, or 8%, from $1,374,997 in fiscal 2022 to $1,486,569 in fiscal 2023.

Total Shareholder Return Vs Peer Group
Copart TSR compared to NASDAQ Industrial Index
Our cumulative TSR of $189.58 for the three-year period ending July 31, 2023 was higher than our peer group TSR of $106.91 for the same period. As noted above, our cumulative TSR (i) decreased in fiscal 2022 by $20.27, or 13%, from $157.64 as of the end of fiscal 2021 to $137.37 as of the end of fiscal 2022, and (ii) increased in fiscal 2023 by $52.21, or 38%, from $137.37 as of the end of fiscal 2022 to $189.58 as of the end of fiscal 2023. Our peer group’s cumulative TSR (i) decreased in fiscal 2022 by $22.85, or 18%, from $125.18 as of the end of fiscal 2021 to $102.33 as of the end of fiscal 2022, and (ii) increased in fiscal 2023 by $4.58, or 4.5%, from 102.33 as of the end of fiscal 2022 to $106.91 as of the end of fiscal 2023.

Tabular List, Table
2023 financial performance measures.
The financial performance measures listed below represent an unranked list of the “most important” financial performance measures linking compensation actually paid to the named executive officers for fiscal 2023 and company performance. We do not consider any one of the following financial performance measures to be the most important measure for our company or executive compensation program.
Operating Income
Stock Price

Total Shareholder Return Amount	$ 189.58	137.37	157.64
Peer Group Total Shareholder Return Amount	106.91	102.33	125.18
Net Income (Loss)	$ 1,237,741,000,000	$ 1,090,130,000,000	$ 936,495,000,000
Company Selected Measure Amount	1,486,569,000,000	1,374,997,000,000	1,136,426,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
Adair [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 384,576	$ 265,134	$ 490,647
PEO Actually Paid Compensation Amount	$ 18,077,203	(9,502,692)	39,256,073
PEO Name	Mr. Adair
Liaw [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,009,000	30,997,606
PEO Actually Paid Compensation Amount	$ 26,392,599	28,889,641
PEO Name	Mr. Liaw
PEO | Adair [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
PEO | Adair [Member] | Increase (Decrease) Based on Fair Value of Equity Awards Granted in the Fiscal Year that Remained Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,692,627	9,767,826	38,765,426
PEO | Adair [Member] | Increase (Decrease) for Equity Awards Granted in Prior Fiscal Years that Remained Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,613,746	7,367,408	33,201,072
PEO | Adair [Member] | Increase (Decrease) for Awards Granted in Prior Fiscal Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,078,881	(2,400,418)	5,564,354
PEO | Liaw [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	29,362,547
PEO | Liaw [Member] | Increase (Decrease) Based on Fair Value of Equity Awards Granted in the Fiscal Year that Remained Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,383,599	27,254,582
PEO | Liaw [Member] | Increase (Decrease) for Equity Awards Granted in Prior Fiscal Years that Remained Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,842,523	2,388,565
PEO | Liaw [Member] | Increase (Decrease) for Awards Granted in Prior Fiscal Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,541,076	1,743,143
PEO | Liaw [Member] | Year End Value of Unvested Year Grant [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		31,386,290
Non-PEO NEO | Deduction for Amounts Reported Under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,059,232	0	6,744,231
Non-PEO NEO | Increase (Decrease) Based on Fair Value of Equity Awards Granted in the Fiscal Year that Remained Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,605,500	2,645,795	17,453,716
Non-PEO NEO | Increase (Decrease) for Equity Awards Granted in Prior Fiscal Years that Remained Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,904,515	1,930,916	3,236,781
Non-PEO NEO | Increase (Decrease) for Awards Granted in Prior Fiscal Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,403	$ 714,879	970,176
Non-PEO NEO | Year End Value of Unvested Year Grant [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,468,612		$ 13,246,759